Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000147001
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Causeway International Small Cap Fund, Institutional Class
C000147002
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Causeway International Small Cap Fund, Investor Class
Without Sales Load [Member] | C000147001
Average Annual Return [Line Items]
Average Annual Return, Percent		21.47%	16.67%	10.53%
Without Sales Load [Member] | C000147002
Average Annual Return [Line Items]
Average Annual Return, Percent		21.17%	16.39%	10.28%
MSCI ACWI ex-USA IMI Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1],[2],[3],[4]	MSCI ACWI ex-USA IMI Index (USD) (NR)
Average Annual Return, Percent		16.39%	10.22%	8.24%
MSCI ACWI ex-USA IMI Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5],[6],[7],[8]	MSCI ACWI ex-USA IMI Index (USD) (NR)
Average Annual Return, Percent		16.39%	10.22%	8.24%
MSCI ACWI ex-USA Small Cap Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1],[3]	MSCI ACWI ex-USA Small Cap Index (USD) (NR)
Average Annual Return, Percent		15.93%	9.97%	8.37%
MSCI ACWI ex-USA Small Cap Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5],[7]	MSCI ACWI ex-USA Small Cap Index (USD) (NR)
Average Annual Return, Percent		15.93%	9.97%	8.37%

[1]	ACWI – All Country World Index
[2]	IMI - Investable Market Index
[3]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[4]	The MSCI ACWI ex-USA IMI Index (USD) (NR) serves as the Fund's regulatory index and provides a broad measure of market performance. Also presented is the performance of the MSCI ACWI ex-USA Small Cap Index (USD) (NR), which the Fund believes is more representative of the securities in which the Fund invests.
[5]	ACWI – All Country World Index
[6]	IMI - Investable Market Index
[7]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[8]	The MSCI ACWI ex-USA IMI Index (USD) (NR) serves as the Fund's regulatory index and provides a broad measure of market performance. Also presented is the performance of the MSCI ACWI ex-USA Small Cap Index (USD) (NR), which the Fund believes is more representative of the securities in which the Fund invests.